Insurance Contracts - Summary of Exposure to Insurance Price Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non Life Insurance Price Risk [Line Items]
Direct insurance	₩ 6,828,525	₩ 6,383,735
Reinsurance assumed	93,191	79,429
Reinsurance ceded	(1,106,175)	(1,100,622)
Total	5,815,541	5,362,542
General Insurance
Disclosure Of Non Life Insurance Price Risk [Line Items]
Direct insurance	1,161,427	1,088,791
Reinsurance assumed	93,191	79,429
Reinsurance ceded	(630,231)	(663,750)
Total	624,387	504,470
Automobile insurance
Disclosure Of Non Life Insurance Price Risk [Line Items]
Direct insurance	2,538,277	2,491,412
Reinsurance assumed	0	0
Reinsurance ceded	(13,683)	(21,433)
Total	2,524,594	2,469,979
Long-term Insurance
Disclosure Of Non Life Insurance Price Risk [Line Items]
Direct insurance	3,128,821	2,803,532
Reinsurance assumed	0	0
Reinsurance ceded	(462,261)	(415,439)
Total	₩ 2,666,560	₩ 2,388,093